BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Antidilutive securities excluded from computation of earnings per share (shares)	1,047,070	1,370,516	1,366,892	88,080